Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Non-vested Restricted Stock Activity	A summary of
non-vested
restricted stock during the nine months ended September 30, 2020 is as follows:

	AMOUNT	WEIGHTED-AVERAGE GRANT DATE FAIR VALUE
Balance at December 31, 2019	41,602	$1.57
Repurchases	—	—
Issuances	—	—
Vested	(19,197)	1.57

Balance at September 30, 2020	22,405	$1.57

A summary of
non-vested
restricted stock during the year ended December 31, 2019 is as follows:

	AMOUNT	WEIGHTED-AVERAGE GRANT DATE FAIR VALUE
Balance at December 31, 2018	154,590	$1.57
Repurchases	(41,676)	1.57
Issuances	—	—
Vested	(71,312)	1.57

Balance at December 31, 2019	41,602	$1.57

Summary of Reserved Shares of Common Stock
The Company had reserved shares of common stock for the conversion or exercise of the following securities:

SEPTEMBER 30, 2020
Conversion of Series A-1	6,328,894
Conversion of Series B	8,622,625
Exercise of Common Stock Warrants	71,544
Exercise of options to purchase common stock	2,109,151
Vesting of restricted stock	22,405
Shares available for issuance under the 2016 Plan	19,048

Total	17,173,667

The Company has reserved shares of common stock for the conversion or exercise of the following securities:

DECEMBER 31, 2019
Conversion of Series A-1	6,328,894
Conversion of Series B	5,173,569
Exercise of common stock warrants	71,544
Exercise of options to purchase common stock	1,991,066
Vesting of restricted stock	41,602
Shares available for issuance under the Plan	201,224

Total	13,807,899